CONVERTIBLE BONDS (Tables)	12 Months Ended
Dec. 31, 2023
Detailed Information About Borrowings [Abstract]
Schedule of recognition and movements of convertible bonds
Recognition and movements of the convertible bonds were as follows:

Amounts in $ ‘000	2023	2022
Balance at January 1	133,386	140,886
Interest paid (cash flow)	(4,046)	(3,952)
Amortization transaction cost	830	784
Accrued interest	4,046	3,952
Currency translation	4,206	(8,284)
Balance at December 31	138,422	133,386
- Current portion	1,824	1,768
- Non-current portion	136,598	131,618